Trade Payables and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of trade and other payables [text block] [Abstract]
Schedule of trade payables [table text block]
	December 31,
	2019	2018
	USD in thousands
NIS unlinked	75	137
USD	-	43
Euro	-	10
	75	190

Schedule of other accounts payable [table text block]
	December 31,
	2019	2018
	USD in thousands
Institutions	73	-
Accrued expenses	522	299
Provisions	-	54
Other	8	-
	603	353

Schedule of other payable [table text block]
	As of December 31,
	2019	2018
	USD in thousands

NIS unlinked	63	48
USD	461	280
Euro	71	25
	595	353